Condensed Consolidated Statements Of Cash Flows - USD ($)		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash Flows from Operating Activities:
Net Income (Loss)	$ (18,958)	$ 3,556,509	$ 1,938,635	$ 8,791,874
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation and operating expenses paid by Sponsor			44,020	44,020
Interest income earned on Trust Account	0	(6,178,625)	(2,260,889)	(9,622,647)
Changes in operating assets and liabilities:
Prepaid expenses		(49,460)	(42,182)	(6,179)
Prepaid insurance		215,497	(798,538)	(583,040)
Accrued expenses	18,958	469,567	57,711	56,041
Net cash used in operating activities		(1,986,512)	(1,061,243)	(1,319,931)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(287,500,000)	(287,500,000)
Cash withdrawn from Trust Account for working capital purposes				1,000,000
Net cash used in investing activities			(287,500,000)	(286,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			281,750,000	281,750,000
Proceeds from sale of Private Placement Units			7,250,000	7,250,000
Underwriters' reimbursement			1,808,750	1,808,750
Repayment of promissory note - related party			(314,295)	(314,295)
Payment of offering costs			(261,960)	(261,960)
Net cash provided by financing activities			290,232,495	290,232,495
Net Change in Cash		(1,986,512)	1,671,252	2,412,564
Cash – Beginning		2,412,564	0	0
Cash – Ending	0	$ 426,052	1,671,252	2,412,564
Non-cash investing and financing activities:
Deferred underwriting fee payable	25,000		$ 10,062,500	10,062,500
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Deferred offering costs paid through promissory note - related party	37,500			232,775
Deferred Offering costs included in accrued offering costs	$ 2,853			$ 247,960